SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION.
Schedule of the Company's share-based compensation expense by type of award

	2009	2010	2011
	$	$	$

Share options	1,041,868	1,882,511	2,167,209
Restricted shares	3,236,634	4,072,536	5,791,225
Total share-based compensation expense	4,278,502	5,955,047	7,958,434

Summary of restricted share activity

	Number of shares	Weighted average grant date fair value

Non-vested at January 1, 2011	47,581,632	$0.35
Granted	21,344,247	$0.51
Vested	(17,320,908)	$0.32
Forfeited	(4,421,379)	$0.41
Nonvested at December 31, 2011	47,183,592	$0.42

Summary of share option activity

		Weighted	Weighted Average
		Average	Remaining	Aggregate
	Number	Exercise	Contractual	Intrinsic
	of Options	Price	Term	Value

Options outstanding at January 1, 2011	35,271,723	$0.35
Granted	26,428,314	$0.55
Exercised	(865,100)	$0.22
Cancelled or Forfeited	(2,995,478)	$0.39
Options outstanding at December 31, 2011	57,839,459	$0.44	3.44	—
Options vested or expected to vest at December 31, 2011	40,625,515	$0.43	3.41	—
Options exercisable at December 31, 2011	16,809,614	$0.32	2.10	—

Schedule of weighted average assumptions used to calculate the grant date fair value of share options

	2009	2010	2011
Risk free rate of return	1.30%	1.26%	0.96%
Expected life	3.50	3.50	3.50
Volatility ratio	88.9%	81.80%	74.04%
Dividend yield	—	—	—